Share Capital - Summary Of Changes In Ownership And Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	$ 1,257,646	$ 1,358,708
Current assets	326,046	421,755
Non-current liabilities	(715,143)	(694,333)
Current liabilities	(280,866)	(288,394)
Net assets	587,683	797,736
Revenue	842,681	821,682
Gross profit	407,013	406,347
Net income (loss)	(215,843)	(296,834)
Net income (loss) allocated to NCI	(3,796)	22,763
Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	(39,356)	42,182
Net income (loss)	(3,796)	22,763
Reportable Legal Entity | TSC Cresco, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	4,813	5,208
Current assets	69,844	54,506
Non-current liabilities	0	0
Current liabilities	(56,341)	(49,726)
Net assets	18,316	9,988
Revenue	35,302	21,549
Gross profit	23,387	13,592
Net income (loss)	19,290	12,387
Net income (loss) allocated to NCI	$ 4,822	$ 3,097
NCI percentage	25.00%	25.00%
Reportable Legal Entity | TSC Cresco, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 4,190	$ 2,850
Reportable Legal Entity | MedMar Inc. (Lakeview)
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	31,151	33,698
Current assets	142,723	95,522
Non-current liabilities	(10,889)	(11,213)
Current liabilities	(127,329)	(92,049)
Net assets	35,656	25,958
Revenue	53,259	48,435
Gross profit	35,485	32,020
Net income (loss)	13,322	12,043
Net income (loss) allocated to NCI	$ 1,652	$ 1,493
NCI percentage	12.40%	12.40%
Reportable Legal Entity | MedMar Inc. (Lakeview) | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 3,979	$ 3,910
Reportable Legal Entity | MedMar Inc. (Rockford)
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	22,700	22,934
Current assets	232,194	154,929
Non-current liabilities	(3,850)	(3,443)
Current liabilities	(164,550)	(124,597)
Net assets	86,494	49,823
Revenue	88,645	84,932
Gross profit	62,503	47,922
Net income (loss)	43,500	30,666
Net income (loss) allocated to NCI	$ 10,875	$ 7,666
NCI percentage	25.00%	25.00%
Reportable Legal Entity | MedMar Inc. (Rockford) | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 7,468	$ 6,123
Reportable Legal Entity | Cresco Labs Ohio, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	16,736	16,093
Current assets	70,693	64,897
Non-current liabilities	(12,515)	(12,286)
Current liabilities	(64,479)	(73,441)
Net assets	10,435	(4,737)
Revenue	17,834	22,661
Gross profit	1,338	10,650
Net income (loss)	(4,933)	(4,627)
Net income (loss) allocated to NCI	$ (49)	$ (46)
NCI percentage	1.00%	1.00%
Reportable Legal Entity | Cresco Labs Ohio, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (32)	$ 18
Reportable Legal Entity | SLO Cultivation Inc.
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	5,376	23,422
Current assets	92,594	97,276
Non-current liabilities	(2,728)	(14,071)
Current liabilities	(126,575)	(147,993)
Net assets	(31,333)	(41,366)
Revenue	6,484	21,011
Gross profit	(13,652)	(6,250)
Net income (loss)	(16,458)	(19,247)
Net income (loss) allocated to NCI	$ (3,292)	$ (3,849)
NCI percentage	20.00%	20.00%
Reportable Legal Entity | SLO Cultivation Inc. | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (12,434)	$ (9,143)
Reportable Legal Entity | Other entities including Cresco Labs LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	1,176,870	1,257,353
Current assets	88,545	250,029
Non-current liabilities	(685,161)	(653,320)
Current liabilities	(123,889)	(107,143)
Net assets	456,365	746,919
Revenue	670,060	663,602
Gross profit	294,993	320,419
Net income (loss)	(270,564)	(328,056)
Net income (loss) allocated to NCI	$ (17,804)	$ 14,402
NCI percentage	42.00%	43.30%
Reportable Legal Entity | Other entities including Cresco Labs LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (42,527)	$ 38,424
Consolidation Elimination
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	0	0
Current assets	(370,547)	(295,404)
Non-current liabilities	0	0
Current liabilities	382,297	306,555
Net assets	11,750	11,151
Revenue	(28,903)	(40,508)
Gross profit	2,959	(12,006)
Net income (loss)	0	0
Net income (loss) allocated to NCI	0	0
Consolidation Elimination | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 0	$ 0